CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED DECEMBER 5, 2013,
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 1, 2013, AS REVISED APRIL 24, 2013 AND NOVEMBER 20, 2013

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information (“SAI”).  Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

Effective immediately, the following replaces the “OFFICERS” portion of the Trustees and Officers table beginning on page 31 of the SAI:

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS
Marc Gordon Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1968	Chief Financial Officer (“CFO”) and Treasurer	Since 2010
Managing Director and CFO, Investment Products and Services, Morgan Stanley (2012-present); Executive Director and CFO, Investment Strategy and Client Solutions and Capital Markets Groups, Morgan Stanley (2009-2012); and Morgan Stanley & Co. (2006-2009)

Paul F. Gallagher Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Fl. Wilmington, DE 19803 Birth Year: 1959	Chief Legal Officer and Secretary	Since 2007	Executive Director, Counsel, Morgan Stanley (2011-present); Executive Director and Associate General Counsel, Morgan Stanley (2009-2011); and Director and Associate General Counsel, CGM (2006-2009)
Philip Stack Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1964	Chief Compliance Officer	Since 2013

Vice President, Morgan Stanley; Vice President Corporate Audit Group – Compliance, Morgan Stanley; Vice President, Director of Investment Compliance and Risk Management, Gannett Welsh & Kotler; and Vice President, US Audit, Old Mutual US Holdings Inc.

Donna Marley Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Fl. Wilmington, DE 19803 Birth Year: 1955	Chief Operating Officer	Since 2011

Executive Director, Morgan Stanley (2009-present); Director of Consulting Group Product Governance, Morgan Stanley (2011-present); Director, Consulting Group Risk Management, Morgan Stanley (2009-2011); and Vice President, Consulting Group Risk Management, CGM (2005-2009)

Charles P. Graves, III Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1962	Chief Administrative Officer	Since 2011

Executive Director, Director of Third Party Programs, Consulting Group, Morgan Stanley (2011-present); and Director, Senior Portfolio Manager, Private Portfolio Group, Morgan Stanley (2009–2011) and CGM (2005-2009)

Glenn Regan, CFA® Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Fl Wilmington, DE 19803 Birth Year: 1965	Investment Officer	Since 2012

Managing Director, Director of Discretionary Investment Solutions, Morgan Stanley (2012–present); Head of Global Investment Solutions (2010–2012); and Director of Investment Advisor Research (1996–2011)

Vincenzo Alomia, CIMA® Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1967	Investment Officer	Since 2009

Executive Director, Senior Portfolio Manager, Portfolio Advisory Services (“PAS”), Morgan Stanley (2012-present); Vice President, Senior Portfolio Manager, PAS, Morgan Stanley (2009-present); and Vice President and Senior Research Analyst, Morgan Stanley & Co., (2006-2009)

Jason B. Moore Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Fl Wilmington, DE 19803 Birth Year: 1972	Investment Officer	Since 2011

Managing Director, Morgan Stanley (2012-present); Executive Director, Morgan Stanley (2011-2012); Managing Director, Bank of America Merrill Lynch (2010-2011); Executive Director, Morgan Stanley (2009-2010); and Director CGM (1995-2009)

Franco Piarulli, CIMA® Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1970	Investment Officer	Since 2011	Executive Director, Senior Portfolio Manager & Director of Portfolio Construction, PAS, Morgan Stanley (2009–present); and Vice President, Senior Analyst, Morgan Stanley & Co. (2003–2009)
Jay T. Shearon Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Fl. Wilmington, DE 19803 Birth Year: 1972	Investment Officer	Since 2007	Executive Director, Morgan Stanley (2012-present); Vice President, Morgan Stanley (2009-2012); and Vice President, CGM (2005-2009)
Matthew Knapp Morgan Stanley 485 Lexington Avenue New York, NY 10172 Birth Year: 1970	Anti-Money Laundering (“AML”) Compliance Officer	Since 2013

Managing Director and Deputy AML Compliance Officer, Morgan Stanley (2013- present); Managing Director, Morgan Stanley (2012-present); Executive Director, Morgan Stanley (2003-2012); Vice President, Morgan Stanley (1999-2003)

Sean Lutz Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Fl. Wilmington, DE 19803 Birth Year: 1971	Assistant Treasurer	Since 2010	Vice President, Morgan Stanley (2009-present); and Vice President, CGM (2006-2009)
Suzan M. Barron Brown Brothers Harriman & Co. (“BBH&Co.”) 50 Post Office Square Boston, MA 02110 Birth Year: 1964	Assistant Secretary	Since 2011	Senior Vice President and Senior Investor Services Counsel, Corporate Secretary and Regulatory Support Practice of Fund Administration, BBH&Co. (2005-present)
Alexander Tikonoff BBH&Co. 50 Post Office Square Boston, MA 02110 Birth Year: 1974	Assistant Secretary	Since 2011	Vice President and Investor Services Counsel, BBH&Co. (2012-present). Joined BBH&Co. in August 2000.

*	Each Trustee remains in office until they resign, retire or are removed.
**	Mr. Tracy is an “interested person” of the Trust as defined in the 1940 Act because of his position with Morgan Stanley.
***
The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified.  Each of the other officers serves at the pleasure of the Board.